Derivatives - Balance Sheet (Details) $ in Thousands, € in Millions		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Derivative [Line Items]
Asset derivatives at fair value	[1]	$ 26,807		$ 18,751
Liability derivatives at fair value	[1]	(36,486)		(24,044)
Derivatives designated as hedges [Member] | Euro Member Countries, Euro | Foreign exchange forward contracts
Derivative [Line Items]
Net notional exposure | €			€ 0		€ 350
Derivatives not designated as hedges [Member]
Derivative [Line Items]
Asset derivatives at fair value	[1]	26,807		18,751
Liability derivatives at fair value	[1]	(36,486)		(24,044)
Fair value		(9,679)		(5,293)
Derivatives not designated as hedges [Member] | Foreign exchange forward contracts
Derivative [Line Items]
Asset derivatives at fair value		8,559		5,263
Liability derivatives at fair value		(20,328)		(7,142)
Fair value		(11,769)		(1,879)
Net notional exposure		2,862,927		1,929,033
Derivatives not designated as hedges [Member] | Futures contracts
Derivative [Line Items]
Asset derivatives at fair value		3,367
Liability derivatives at fair value		0
Fair value		3,367
Net notional exposure		917,696
Derivatives not designated as hedges [Member] | Insurance-linked securities
Derivative [Line Items]
Asset derivatives at fair value	[2]	11,985		10,130
Liability derivatives at fair value	[2]	0		(97)
Fair value	[2]	11,985		10,033
Net notional exposure	[2]	78,879		145,011
Derivatives not designated as hedges [Member] | Total return swaps
Derivative [Line Items]
Asset derivatives at fair value		2,505		1,989
Liability derivatives at fair value		(3,269)		(3,217)
Fair value		(764)		(1,228)
Net notional exposure		42,147		42,304
Derivatives not designated as hedges [Member] | Interest rate swaps
Derivative [Line Items]
Asset derivatives at fair value	[3]	0		0
Liability derivatives at fair value	[3]	(12,298)		(13,403)
Fair value	[3]	(12,298)		(13,403)
Net notional exposure	[3]	192,215		194,585
Derivatives not designated as hedges [Member] | TBAs
Derivative [Line Items]
Asset derivatives at fair value		391		1,369
Liability derivatives at fair value		(591)		(185)
Fair value		(200)		1,184
Net notional exposure		$ 501,405		$ 386,500

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.
[2]	Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above included the Company's probable maximum loss at December 31, 2016 and, for December 31, 2017, the Company's best estimate of the present value of future expected claims.
[3]	The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.